Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000193013 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000193013 [Member] | Patrick Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000193013 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000193013 [Member] | Construction Partners Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000193013 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000193013 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000193013 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000193013 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000193013 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000193013 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000193013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000193013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000193013 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000193013 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193013 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000193013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193013 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000193013 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000130460 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000130460 [Member] | Patrick Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000130460 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000130460 [Member] | Construction Partners Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000130460 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000130460 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000130460 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000130460 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000130460 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000130460 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000130460 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000130460 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000130460 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130460 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130460 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000130460 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000130460 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000130460 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130460 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000130460 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000031760 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000031760 [Member] | Patrick Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000031760 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000031760 [Member] | Construction Partners Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000031760 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000031760 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000031760 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000031760 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000031760 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000031760 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000031760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000031760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000031760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000031760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000031760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000031760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000031760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000031760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000031760 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000031760 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075528 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000075528 [Member] | Patrick Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000075528 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000075528 [Member] | Construction Partners Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000075528 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000075528 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000075528 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000075528 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000075528 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000075528 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000075528 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000075528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000075528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000075528 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000075528 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000075528 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000075528 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000075528 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075527 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000075527 [Member] | Patrick Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000075527 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000075527 [Member] | Construction Partners Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000075527 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000075527 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000075527 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000075527 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000075527 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000075527 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000075527 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000075527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000075527 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000075527 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000075527 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000075527 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000075527 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000075527 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062293 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000062293 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000062293 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000062293 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000062293 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000062293 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000062293 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000062293 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000062293 [Member] | Repsol SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000062293 [Member] | Pan Pacific International Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000062293 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062293 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062293 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062293 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062293 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062293 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000062293 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000062293 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062293 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062293 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000062293 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000062293 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062293 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062293 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000062293 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062293 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062294 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000062294 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000062294 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000062294 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000062294 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000062294 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000062294 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000062294 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000062294 [Member] | Repsol SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000062294 [Member] | Pan Pacific International Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000062294 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062294 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062294 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062294 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062294 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062294 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000062294 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000062294 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062294 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062294 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000062294 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000062294 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062294 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062294 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000062294 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062294 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000031772 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000031772 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000031772 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000031772 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000031772 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000031772 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000031772 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000031772 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000031772 [Member] | Repsol SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000031772 [Member] | Pan Pacific International Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000031772 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000031772 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000031772 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000031772 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000031772 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000031772 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000031772 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000031772 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000031772 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000031772 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000031772 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000031772 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000031772 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000031772 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000031772 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000031772 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130462 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000130462 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000130462 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000130462 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000130462 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000130462 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000130462 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000130462 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000130462 [Member] | Repsol SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000130462 [Member] | Pan Pacific International Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000130462 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130462 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130462 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130462 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130462 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130462 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000130462 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000130462 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130462 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130462 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000130462 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130462 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130462 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130462 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000130462 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130462 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171546 [Member] | Liberty Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[10]
C000171546 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[10]
C000171546 [Member] | Simmons First National Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[10]
C000171546 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000171546 [Member] | First Merchants Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000171546 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000171546 [Member] | Marex Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
C000171546 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000171546 [Member] | Crescent Energy Co Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000171546 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000171546 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171546 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000171546 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171546 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171546 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000171546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000171546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000171546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171546 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171546 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000171546 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171546 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000171546 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000031777 [Member] | Liberty Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
C000031777 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
C000031777 [Member] | Simmons First National Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
C000031777 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000031777 [Member] | First Merchants Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000031777 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000031777 [Member] | Marex Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000031777 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000031777 [Member] | Crescent Energy Co Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000031777 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000031777 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000031777 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000031777 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000031777 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000031777 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000031777 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000031777 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000031777 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000031777 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000031777 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000031777 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000031777 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000031777 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171545 [Member] | Liberty Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[12]
C000171545 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[12]
C000171545 [Member] | Simmons First National Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[12]
C000171545 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000171545 [Member] | First Merchants Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000171545 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000171545 [Member] | Marex Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000171545 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000171545 [Member] | Crescent Energy Co Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[12]
C000171545 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
C000171545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000171545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171545 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000171545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000171545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000171545 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171545 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000171545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171545 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000171545 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000123289 [Member] | Liberty Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000123289 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000123289 [Member] | Simmons First National Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000123289 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000123289 [Member] | First Merchants Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000123289 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000123289 [Member] | Marex Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000123289 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000123289 [Member] | Crescent Energy Co Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000123289 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000123289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000123289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000123289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000123289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000123289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000123289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000123289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000123289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000123289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123289 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123289 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000123289 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[9]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[10]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[11]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[12]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[13]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.